Intangible Assets And Liabilities - Aggregate Amortizations of Intangible Liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 13,319
2025	12,204
2026	9,473
2027	0
2028	0
2029 and thereafter	0
Total	$ 34,996	$ 47,906